Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Outstanding Unexercised Common Stock Warrants

As of December 31, 2014, the Company had outstanding unexercised common stock warrants as follows:

Date Issued	Exercise Price	Number of Shares

2006	$0.17	60,920
2009	$0.44	118,383
2010	$0.44	254,997
2013	$1.00	200,000
2014	$1.00 - $1.62	6,389,164

Total warrants at December 31, 2014		7,023,464